INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Electronic components	$ 57,302	$ 19,468
Finished goods	24,875	13,347
Inventories	$ 82,177	$ 32,815